Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

For the year ended October 31 ($ millions)	2025	2024
Basic earnings per common share
Net income attributable to common shareholders	$7,283	$7,286
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes (1)	(22)	–
Net income attributable to common shareholders used to calculate basic earnings per common share	7,261	7,286
Weighted average number of common shares outstanding (millions)	1,244	1,226
Basic earnings per common share (2) (in dollars)	$5.84	$5.94
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share	$7,261	$7,286
Dilutive impact of share-based payment options and others (3)	(181)	(49)
Net income attributable to common shareholders (diluted)	$7,080	$7,237
Weighted average number of common shares outstanding (millions)	1,244	1,226
Dilutive impact of share-based payment options and others (3) (millions)	4	6
Weighted average number of diluted common shares outstanding (millions)	1,248	1,232
Diluted earnings per common share (2) (in dollars)	$5.67	$5.87

(1)	Refer to Note 23 (b) for further details on the redemption of the equity instrument.
(2)	Earnings per share calculations are based on full dollar and share amounts.
(3)	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.